Note 17 - Restructuring - Summary of Restructuring and Related Costs (Details) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Charges	$ 0	$ 123	$ 45	$ 123	$ 1,298	$ 19,153	$ 0
One-time Termination Benefits [Member]
Charges	0	18				3,224
Losses on Current Asset Write-Downs [Member]
Charges						5,261
Loss on Long-Term Purchase Commitment [Member]
Charges	0	105				360
Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges						10,185
Other Restructuring [Member]
Charges	0	$ 0				123
Cost of Sales [Member]
Charges	0		0	105	50	5,721
Cost of Sales [Member] | One-time Termination Benefits [Member]
Charges						130
Cost of Sales [Member] | Losses on Current Asset Write-Downs [Member]
Charges						5,231
Cost of Sales [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges						360
Cost of Sales [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges						0
Cost of Sales [Member] | Other Restructuring [Member]
Charges						0
Research and Development Expense [Member]
Charges	0		0	0	503	941
Research and Development Expense [Member] | One-time Termination Benefits [Member]
Charges						789
Research and Development Expense [Member] | Losses on Current Asset Write-Downs [Member]
Charges						0
Research and Development Expense [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges						0
Research and Development Expense [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges						152
Research and Development Expense [Member] | Other Restructuring [Member]
Charges						0
Selling and Marketing Expense [Member]
Charges	0		45	18	558	2,079
Selling and Marketing Expense [Member] | One-time Termination Benefits [Member]
Charges						2,011
Selling and Marketing Expense [Member] | Losses on Current Asset Write-Downs [Member]
Charges						30
Selling and Marketing Expense [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges						0
Selling and Marketing Expense [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges						38
Selling and Marketing Expense [Member] | Other Restructuring [Member]
Charges						0
General and Administrative Expense [Member]
Charges	$ 0		$ 0	$ 0	$ 187	472
General and Administrative Expense [Member] | One-time Termination Benefits [Member]
Charges						294
General and Administrative Expense [Member] | Losses on Current Asset Write-Downs [Member]
Charges						0
General and Administrative Expense [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges						0
General and Administrative Expense [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges						55
General and Administrative Expense [Member] | Other Restructuring [Member]
Charges						123
Impairment of Long-Lived Assets [Member]
Charges						9,940
Impairment of Long-Lived Assets [Member] | One-time Termination Benefits [Member]
Charges						0
Impairment of Long-Lived Assets [Member] | Losses on Current Asset Write-Downs [Member]
Charges						0
Impairment of Long-Lived Assets [Member] | Loss on Long-Term Purchase Commitment [Member]
Charges						0
Impairment of Long-Lived Assets [Member] | Losses on Noncurrent Asset Disposal and Impairment [Member]
Charges						9,940
Impairment of Long-Lived Assets [Member] | Other Restructuring [Member]
Charges						$ 0